10. Convertible Notes and Derivative Liabilities (Details - Convertible debentures) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Principal value of convertible notes	$ 1,662,000	$ 1,550,000
Note discount	(664,442)	(997,397)
Total convertible notes, net current	$ 997,558	$ 552,603